MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000



                                        December 4, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re: MFS(R)Series Trust I (File Nos. 33-7638 and 811-4777), on Behalf of MFS(R)Strategic Growth Fund MFS(R)New Discovery Fund, MFS(R)Value Fund and MFS(R)Research International Fund; MFS(R)Series Trust II (File Nos. 33-7637 and 811-4775), on Behalf of MFS(R)Emerging Growth Fund; MFS(R)Series Trust III (File Nos. 2-60491 and 811-2794) on Behalf of MFS(R)High Income Fund; MFS(R)Series Trust IV (File Nos. 2-54607 and 811-2594), on Behalf of MFS(R) Mid Cap Growth Fund, MFS(R)Government Money Market Fund and MFS(R)Money Market Fund; MFS(R)Series Trust V (File Nos. 2-38613 and 811-2031), on Behalf of MFS(R)Total Return Fund, MFS(R)Research Fund and MFS(R)International New Discovery Fund; MFS(R)Series Trust VI (File Nos. 33-34502 and 811-6102), on Behalf of MFS(R)Global Equity Fund; MFS(R)Series Trust VII (File Nos. 2-68918 and 811-3090), on Behalf of MFS(R)Capital
     Opportunities Fund; MFS(R)Series Trust VIII (File Nos. 33-37972 and 811-5262) on Behalf of MFS(R)Global Growth Fund; MFS(R)Series Trust IX (File Nos. 2-50409 811-2464), on Behalf of MFS(R)Bond Fund, MFS(R)Limited Maturity Fund, MFS(R)Research Bond Fund and MFS(R)Intermediate Investment Grade Bond Fund; MFS(R)Series Trust X (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Conservative Allocation Fund, MFS(R)Moderate Allocation Fund, MFS(R)Growth Allocation Fund and MFS(R)Aggressive Growth Allocation Fund; MFS(R)Series Trust XI (File Nos. 33-68310 and 811-7992) on Behalf of MFS(R)Mid Cap Value Fund; Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859); Massachusetts Investors Trust (File Nos. 2-11401 and 811-203); and MFS(R)Government Securities Fund (File Nos. 2-74959 and 811-3327) (together, the "Trusts")

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Supplement dated July 31, 2003 as revised November 3, 2003 to the current Statement of Additional Information - Part II of the above-named funds. The Supplement was filed electronically with the Securities and Exchange Commission on November 5, 2003, pursuant to Rule 497(e) under the Securities Act of 1933 (EDGAR Accession No. 0000912938-03-000482).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Supplement filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

        `                               Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant Clerk
                                        of the Trusts